T. ROWE PRICE Spectrum Income Fund
March 31, 2022 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
12/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
3/31/22
(Cost and value in $000s)
BOND MUTUAL FUNDS 86.7%
T. Rowe Price Funds:
New Income Fund  1,176,631 9,055 68,238 116,313,897 1,049,151
High Yield Fund  1,111,794 18,327 50,376 162,418,633 1,019,989
Floating Rate Fund  531,048 47,333 4,082 60,163,467 567,341
Emerging Markets Bond Fund  565,979 23,343 5,325 54,163,043 530,798
GNMA Fund  528,571 5,063 9,670 57,057,111 498,109
International Bond Fund (USD
Hedged)  389,322 3,211 14,023 38,200,850 364,436
International Bond Fund  373,953 5,579 23 42,051,827 356,179
Dynamic Global Bond Fund  291,370 8,294 7,133 30,725,535 300,496
Corporate Income Fund  352,389 3,957 29,869 33,907,991 300,425
Emerging Markets Local
Currency Bond Fund  270,114 5,173 3,525 48,977,883 255,664
U.S. Treasury Long-Term Index
Fund  205,062 69,407 4,276 23,913,766 249,421
Limited Duration Inflation
Focused Bond Fund  218,797 921 5,095 40,924,503 214,035
Short-Term Bond Fund  212,530 2,719 4,928 44,010,771 204,650
U.S. Treasury Intermediate Index
Fund  531 1 – 89,260 501
Total Bond Mutual Funds (Cost $5,976,758) 5,911,195
EQUITY MUTUAL FUNDS 11.3%
T. Rowe Price Funds:
Equity Income Fund  828,138 4,174 69,706 20,840,434 766,928
Total Equity Mutual Funds (Cost $355,740) 766,928
SHORT-TERM INVESTMENTS 2.1%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.31% (2) 148,829 62,106 65,289 145,645,766 145,646
Total Short-Term Investments (Cost $145,646) 145,646
Total Investments in Securities 100.1%
(Cost $6,478,144) $ 6,823,769
Other Assets Less Liabilities (0.1)% (3,725)
Net Assets 100.0% $ 6,820,044

T. ROWE PRICE Spectrum Income Fund

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Seven-day yield

T. ROWE PRICE Spectrum Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Corporate Income Fund  $ (2,289) $ (26,052) $ 2,376
Dynamic Global Bond Fund  (317) 7,965 1,910
Emerging Markets Bond Fund  (670) (53,199) 7,332
Emerging Markets Local Currency Bond Fund  (531) (16,098) 3,795
Equity Income Fund  13,185 4,322 4,174
Floating Rate Fund  (250) (6,958) 6,066
GNMA Fund  (413) (25,855) 2,119
High Yield Fund  (476) (59,756) 15,221
International Bond Fund  (3) (23,330) 1,976
International Bond Fund (USD Hedged)  (517) (14,074) 2,036
Limited Duration Inflation Focused Bond Fund  (234) (588) —
New Income Fund  (3,790) (68,297) 5,437
Short-Term Bond Fund  3 (5,671) 746
U.S. Treasury Intermediate Index Fund  — (31) 2
U.S. Treasury Long-Term Index Fund  (1,162) (20,772) 1,044
U.S. Treasury Money Fund, 0.31% — — 63
Totals $ 2,536# $ (308,394) $ 54,297+
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $54,297 of income distributions from underlying Price Funds.

T. ROWE PRICE Spectrum Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Spectrum Income Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Spectrum Income Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On March 31, 2022, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
F88-054Q1 03/22